Property and Equipment, Net	12 Months Ended
Jun. 30, 2022
Schedule Of Property and Equipment [Abstract]
Property and equipment, net

Note 3 – Property and equipment, net

Property and equipment consist of the following:

	June 30, 2022	June 30, 2021

Leasehold improvement	$601,527	$117,837
Office furniture, equipment and others	74,578	-
Motor vehicles	222,608	-
Total	898,713	117,837
Less: accumulated depreciation	(186,119)	(35,972)
Total	$712,594	$81,865

Depreciation expense for the years ended June 30, 2022, 2021 and 2020, amounted to $150,147, $26,456 and $9,516, respectively.